Commitments And Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Future minimum rent commitments [Abstract]
2015	$ 38
Total	38
Protection and Indemnity Club Insurance [Member]
Commitments and Contingencies [Line Items]
Minimum liabilities insurance coverage	1,000,000
U.S. dollar/Euro exchange rate [Member]
Commitments and Contingencies [Line Items]
Foreign currency exchange rate translation	1.00:$1.3743
Hong Kong dollar/U.S. dollar exchange rate [Member]
Commitments and Contingencies [Line Items]
Foreign currency exchange rate translation	$1.00:HK$7.7564
Seanergy Maritime Holdings Corp [Member]
Commitments and Contingencies [Line Items]
Office Rental Expense	$ 350	$ 499	$ 514